Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FlexShares Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
FlexShares Morningstar US Market Factor Tilt Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FlexShares® Morningstar US Market Factor Tilt Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® US Market Factor Tilt IndexSM (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Underlying Index reflects the performance of a selection of U.S. equity securities that is designed to provide broad exposure to the overall U.S. equities market, with increased exposure (or a “tilt”) to small-capitalization stocks and value stocks. Small-capitalization and value stocks in the Underlying Index are weighted slightly more than such stocks would be in an index that is solely market-capitalization weighted, all as determined by Morningstar, Inc. (the “Index Provider”) pursuant to its index methodology. In addition to tracking the performance of the Underlying Index, the Investment Adviser seeks to minimize portfolio turnover and tax inefficiencies. As of January 31, 2014, the Underlying Index comprised of 2,740 issues with market capitalizations ranging from $626.63 million to $229 billion. As of the same date, the Underlying Index's five largest constituents (by weighting) were Apple Inc., Exxon Mobil Corp., Google Inc., Microsoft Corp., and General Electric Co.. The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. It is reconstituted on a semi-annual basis and is rebalanced quarterly. The Index Provider’s index methodology and other factors will cause the composition of the Underlying Index to change over time. NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. Securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error to a greater extent than a fund that seeks to replicate an index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index. The Fund reserves the right to use a replication indexing strategy if NTI determines that it is in the best interests of the Fund.

The Fund generally will invest under normal circumstances at least 80% of its total assets in the securities of the Underlying Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts, options on futures contracts, options and swaps, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.

The Underlying Index is sponsored by the Index Provider, an organization that is independent of the Fund and NTI. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Additional information regarding the Index Provider is provided in the “More Information about Underlying Indexes and Index Providers” section of the Prospectus.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk is the risk that securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk is the risk that, to the extent the Fund's investments are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.

Counterparty Risk is the risk that a counterparty to a financial instrument may default on its payment obligation to the Fund. Such a default may cause the value of an investment in the Fund to decrease.

Derivatives Risk is the risk of investing in derivative instruments, including liquidity, interest rate, market, credit, counterparty and management risks, as well as the risk of mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Equity Securities Risk is the risk that the values of the equity securities owned by the Fund may be more volatile than other asset classes.

Issuer Risk is the risk that changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security's or instrument's credit quality or value.

Management Risk is the risk that the representative sampling strategy used by NTI may fail to produce the intended results.

Market Risk is the risk that the Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Mid Cap Stock Risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Passive Investment Risk is the risk that the Fund is not actively managed and NTI does not attempt to take defensive positions in any market conditions, including declining markets.

Small Cap Stock Risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Tracking Error Risk is the risk that the Fund’s performance may vary substantially from the performance of the Underlying Index. The Fund employs a representative sampling strategy, and may incur tracking error to a greater extent than a fund that seeks to replicate an index.

Value Investing Risk is the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance results can be obtained by visiting www.flexshares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.flexshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period in the bar chart above: Best Quarter (3/31/2012): 12.92% Worst Quarter (6/30/2012): -3.55%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.
FlexShares Morningstar US Market Factor Tilt Index Fund | FlexShares Morningstar US Market Factor Tilt Index Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.27%
1 Year	rr_ExpenseExampleYear01	28
3 Years	rr_ExpenseExampleYear03	89
5 Years	rr_ExpenseExampleYear05	156
10 Years	rr_ExpenseExampleYear10	$ 355
2012	rr_AnnualReturn2012	16.42%
2013	rr_AnnualReturn2013	35.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.55%)
One Year	rr_AverageAnnualReturnYear01	35.74%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	24.21%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2011
FlexShares Morningstar US Market Factor Tilt Index Fund | After Taxes on Distributions | FlexShares Morningstar US Market Factor Tilt Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	35.42%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	23.96%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2011
FlexShares Morningstar US Market Factor Tilt Index Fund | After Taxes on Distributions and Sale of Shares | FlexShares Morningstar US Market Factor Tilt Index Fund
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.49%
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	19.03%
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2011
FlexShares Morningstar US Market Factor Tilt Index Fund | Morningstar® US Market Factor Tilt IndexSM (MUFTT)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	36.07%	[3]
Since Inception of Fund	rr_AverageAnnualReturnSinceInception	24.45%	[3]
Inception Date of Fund	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2011	[3]

[1]	Under the Fund's Investment Advisory Agreement, Northern Trust Investments, Inc. ("NTI" or "Investment Adviser") is responsible for most of the operating expenses of the Fund. However, the Investment Adviser is not responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. Other expenses have been restated to reflect current expenses.
[2]	NTI has contractually agreed to reimburse the fees and expenses of the Trust's independent trustees and their independent legal counsel until March 1, 2015. The Fund's Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.
[3]	Reflects no deduction for fees, expenses or taxes.